INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of the Company’s (loss) income before provision for income taxes by jurisdiction are as follows:
			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Domestic	$383	$139	$954
Foreign	2,942	3,334	10,493
	$3,325	$3,473	$11,447

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes are as follows:

Year ended December 31,
	2013	2012
Current tax:
United States—Federal	$-	$-
United States—State and local	-	-
Outside United States	-	-
Total current tax	-	-
Deferred tax:
United States—Federal	-	-
United States—State and local	-	-
Outside United States	-	-
Total deferred tax	-	-
Provision for income taxes, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Loss before taxes	$3,325	$3,473	$11,447
Statutory tax rate of GlassesOff Inc.	35%	35%	35%
Tax benefit	1,164	1,216	4,006

Permanent differences	(174)	(226)	(1,196)
Valuation allowance	(800)	(673)	(2,195)
Differences in tax rate	(190)	(317)	(615)
Tax expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013		2012

Tax assets in respect of:	$		$
Accrued vacation pay		15		3
Employees stock based compensation		408		302
Related parties accrued expenses		72		37
Net loss carry forward		1,700		1,053
Total deferred tax assets		2,195		1,395
Less - valuation allowance		(2,195)		(1,395)
Deferred tax assets		$-		$-